GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segments, Geographical Areas [Abstract]
Schedule of Total Revenues by Geographical Areas

The following table presents total revenues for the years ended December 31, 2021, 2020 and 2019 from a geographical perspective:

	Year ended December 31,
	2021	2020	2019

Revenues from sales to customers located at:

The United States	$98,937	$93,706	$85,447
America - other	29,833	20,707	20,982
EMEA*)	98,388	78,362	75,275
Asia Pacific	59,338	57,252	70,368

	$286,496	$250,027	$252,072

*) Europe, the Middle East and Africa.

Schedule of Long-Lived Assets by Geographical Areas

The following table presents long-lived assets as of December 31, 2021 and 2020 from a geographical perspective:

	December 31,
	2021	2020

Long-lived assets, by geographic region:

America (principally the United States)	$2,609	$3,592
Israel	39,467	43,711
EMEA - other	1,201	1,314
Asia Pacific	1,792	2,182

	$45,069	$50,799